Market Risk Benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Market Risk Benefit, Increase (Decrease) from Other Assumption	$ 105	$ (17)